Midwest Group of Funds

         MIDWEST STRATEGIC TRUST(R)

         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874
         Nationwide (Toll Free) 800-543-8721
         Cincinnati 629-2000
         Rate Line 579-0999

         Shareholder Services
         Nationwide (Toll Free) 800-543-0407
         Cincinnati 629-2050

         BOARD OF TRUSTEES

         Dale P. Brown
         Gary W. Heldman
         H. Jerome Lerner
         Robert H. Leshner
         Richard A. Lipsey
         Donald J. Rahilly
         Fred A. Rappoport
         Oscar P. Robertson
         Robert B. Sumerel

         OFFICERS

         Robert H. Leshner, President
         John F. Splain, Secretary
         Mark J. Seger, Treasurer

         INVESTMENT ADVISER/UNDERWRITER

         MIDWEST GROUP FINANCIAL SERVICES, INC.
         312 Walnut St., 21st Floor
         Cincinnati, Ohio 45202-3874

         TRANSFER AGENT

         MGF SERVICE CORP.
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

         This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Midwest Strategic Trust.

                                 TOTAL RETURN

                             CAPITAL APPRECIATION

                                    INCOME

                                  Semi-Annual
                                    Report

                              September 30, 1996
                                  (Unaudited)

                                U.S. Government
                                SECURITIES FUND

                                       u

                                Treasury Total
                                  RETURN FUND

                                       u

                                    Utility
                                     FUND

                                       u

                                    Equity
                                     FUND

LETTER FROM THE PRESIDENT
==============================================================================

Dear Fellow Shareholders:

We are pleased to present the unaudited semi-annual report for Midwest Strategic Trust for the six months ended September 30, 1996.

As we move toward the close of another year, we are in a position to focus our attention on the changes taking place as the world moves into the next millennium. Technology will play an ever-increasing role in our lives, from personal communications and home entertainment to biomedical advancements and new product development. Growing global competition will force changes in the way Americans conduct business and educate their children. The growing presence of brands in developing countries will provide new opportunities for trade and market share.

Equity funds will be on the front line of these changes, and should provide the foundation for investment growth into the 21st century. The Midwest Equity Fund searches for growth-oriented firms with competitive advantages in their fields. The Fund typically invests in large-cap companies, and is currently investing primarily in S&P 500 companies. With a comprehensive stock selection strategy and a strong management team, the Midwest Equity Fund is positioned to accompany you into the next century.

Public utilities will also play an important role during the next several years. With the implementation of the Energy Act of 1992, and the more recent passing of the telecommunications reform bill earlier this year, the utilities market is now poised for increased competition and subsequent industry growth. As technology advances, so will the need for utilities. The Midwest Utility Fund is currently invested in all four sectors of utilities--electric, gas, water and telecommunications--providing investors with a degree of diversification within this particular industry. Utilities can provide a steady stream of income as well as growth opportunities for investors of all ages.

Investing in mortgage-backed securities or U.S. Treasury obligations will continue to be an effective way for investors to generate interest income while providing the potential for capital appreciation within their portfolios. The U.S. Government Securities Fund and the Treasury Total Return Fund are high-quality vehicles for investors seeking current income and total return, respectively, consistent with the protection of capital.

While we cannot avoid the inevitable ups and downs of the market, we believe that we are well-positioned to help our investors move into the next century with confidence. The Midwest Group remains committed to providing conservative, high-quality opportunities to help investors meet all of their financial goals. By continuing to put our values to work for you, we hope to ensure not only the success of our future, but most importantly, the success of yours.

Sincerely,
/s/ Robert H. Leshner
Robert H. Leshner
President
November 18, 1996

photo: Robert H. Leshner


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                   U.S.           TREASURY
                                                                                GOVERNMENT          TOTAL
                                                                                SECURITIES         RETURN
                                                                                   FUND             FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   21,279,587   $   12,439,398
                                                                             ===============  ===============
   At amortized cost......................................................   $   21,283,566   $   12,456,871
                                                                             ===============  ===============
   At value (Note 2)......................................................   $   21,173,803   $   12,111,614
Investments in repurchase agreements (Note 2).............................          739,000          121,000
Cash .....................................................................              966              626
Receivable for capital shares sold........................................              885              610
Interest receivable.......................................................          187,143           75,199
Receivable for principal paydowns.........................................           20,178               --
Other assets..............................................................               53              368
                                                                             ---------------  ---------------
   TOTAL ASSETS...........................................................       22,122,028       12,309,417
                                                                             ---------------  --------------
LIABILITIES
Payable for capital shares redeemed.......................................          136,558          104,198
Dividends payable.........................................................           18,366            6,120
Payable to affiliates (Note 4)............................................           14,038            8,494
Other accrued expenses and liabilities....................................            6,406            4,154
                                                                             ---------------  ---------------
   TOTAL LIABILITIES......................................................          175,368          122,966
                                                                             ---------------  ---------------
NET ASSETS ...............................................................   $   21,946,660   $   12,186,451
                                                                             ===============  ===============
Net assets consist of:
Capital shares............................................................   $   26,504,618   $   14,620,765
Accumulated net realized losses from security transactions................       (4,450,425)      (2,089,057)
Accumulated undistributed net investment income...........................            2,230               --
Net unrealized depreciation on investments................................         (109,763)        (345,257)
                                                                             ---------------  ---------------
Net assets................................................................   $   21,946,660   $   12,186,451
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)...........................        2,364,332        1,489,257
                                                                             ===============  ===============
Net asset value and redemption price per share (Note 2)...................   $         9.28   $         8.18
                                                                             ===============  ===============
Maximum offering price per share (Note 2).................................   $         9.47   $         8.52
                                                                             ===============  ===============

See accompanying notes to financial statements.


STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                  UTILITY          EQUITY
                                                                                   FUND             FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost....................................................   $   33,549,087   $   10,829,536
                                                                             ===============  ===============
   At amortized cost......................................................   $   33,539,105   $   10,829,536
                                                                             ===============  ===============
   At value (Note 2)......................................................   $   39,281,401   $   12,907,988
Investments in repurchase agreements (Note 2).............................        3,639,000        2,460,000
Cash .....................................................................              862              245
Receivable for capital shares sold .......................................           48,592            4,889
Dividends and interest receivable.........................................          184,357            8,255
Other assets..............................................................            1,808              195
                                                                             ---------------  ---------------
   TOTAL ASSETS...........................................................       43,156,020       15,381,572
                                                                             ---------------  ---------------

LIABILITIES
Payable for capital shares redeemed.......................................           96,255            1,125
Dividends payable.........................................................           51,961              872
Payable to affiliates (Note 4)............................................           43,144            8,416
Other accrued expenses and liabilities ...................................            6,508            3,019
                                                                             ---------------  ---------------
   TOTAL LIABILITIES......................................................          197,868           13,432
                                                                             ---------------  ---------------

NET ASSETS ...............................................................   $   42,958,152   $   15,368,140
                                                                             ---------------  ---------------

Net assets consist of:
Capital shares ...........................................................   $   37,147,851   $   13,068,724
Accumulated net realized gains from security transactions.................           67,895          220,785
Accumulated undistributed net investment income...........................              110              179
Net unrealized appreciation on investments ...............................        5,742,296        2,078,452
                                                                             ---------------  ---------------
Net assets ...............................................................   $   42,958,152   $   15,368,140
                                                                             ===============  ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ................................   $   39,375,551   $   12,557,542
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)...........................        3,235,989          945,334
                                                                             ===============  ===============
Net asset value and redemption price per share (Note 2)...................   $        12.17   $        13.28
                                                                             ===============  ===============
Maximum offering price per share (Note 2).................................   $        12.68   $        13.83
                                                                             ===============  ===============

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................................   $    3,582,601   $    2,810,598
                                                                             ===============  ===============
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)...........................          294,785          211,506
                                                                             ===============  ===============
Net asset value, offering price and redemption price per share (Note 2)...   $        12.15   $        13.29
                                                                             ===============  ===============
See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                   U.S.           TREASURY
                                                                                GOVERNMENT          TOTAL
                                                                                SECURITIES         RETURN
                                                                                   FUND             FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest...............................................................   $      814,085   $      369,714
                                                                             ---------------  ---------------
EXPENSES
   Investment advisory fees (Note 4)......................................           87,570           50,934
   Accounting services fees (Note 4)......................................           19,500           16,500
   Transfer agent fees (Note 4)...........................................           10,768           16,000
   Postage and supplies...................................................            6,566            9,396
   Professional fees......................................................            6,921            4,821
   Registration fees......................................................            5,662            6,061
   Custodian fees.........................................................            3,534            2,643
   Trustees' fees and expenses............................................            2,929            2,929
   Insurance expense......................................................            1,925            1,576
   Distribution expenses (Note 4).........................................            1,712              974
   Reports to shareholders................................................              856            1,085
   Other expenses.........................................................            2,665            1,470
                                                                             ---------------  ---------------
     TOTAL EXPENSES.......................................................          150,608          114,389
   Fees waived by the Adviser (Note 4)....................................          (10,500)         (29,500)
                                                                             ---------------  ---------------
     NET EXPENSES.........................................................          140,108           84,889
                                                                             ---------------  ---------------

NET INVESTMENT INCOME ....................................................          673,977          284,825
                                                                             ---------------  ---------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions.........................         (373,234)         (17,856)
Net change in unrealized appreciation/depreciation on investments.........           (9,879)         (56,084)
                                                                             ---------------  ---------------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ........................         (383,113)         (73,940)
                                                                             ---------------  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $      290,864   $      210,885
                                                                             ===============  ===============

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS FOR
THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                  UTILITY          EQUITY
                                                                                   FUND             FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends .............................................................   $      938,420   $       75,494
   Interest ..............................................................          164,236           57,231
                                                                             ---------------  ---------------
     TOTAL INVESTMENT INCOME .............................................        1,102,656          132,725
                                                                             ---------------  ---------------
EXPENSES
   Investment advisory fees (Note 4) .....................................          161,844           48,374
   Accounting services fees (Note 4) .....................................           21,000           21,000
   Transfer agent fees, Class A (Note 4)..................................           19,171            6,000
   Transfer agent fees, Class C (Note 4)..................................            6,000            6,000
   Distribution expenses, Class A (Note 4) ...............................           25,019              645
   Distribution expenses, Class C (Note 4) ...............................            6,675            2,306
   Registration fees, Common .............................................            2,388            1,113
   Registration fees, Class A ............................................            5,253            4,466
   Registration fees, Class C ............................................            4,563            3,747
   Postage and supplies...................................................           11,681            4,277
   Professional fees .....................................................            6,921            3,321
   Custodian fees ........................................................            3,120            3,080
   Trustees' fees and expenses ...........................................            2,929            2,929
   Insurance expense .....................................................            2,597              772
   Reports to shareholders ...............................................            2,049              575
   Other expenses ........................................................            1,464              922
                                                                             ---------------  ---------------
     TOTAL EXPENSES ......................................................          282,674          109,527
   Fees waived by the Adviser (Note 4)....................................               --          (17,000)
   Class A expenses reimbursed by the Adviser (Note 4)....................               --           (2,144)
                                                                             ---------------  ---------------
     NET EXPENSES ........................................................          282,674           90,383
                                                                             ---------------  ---------------
NET INVESTMENT INCOME ....................................................          819,982           42,342
                                                                             ---------------  ---------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized gains from security transactions .........................           98,422          486,656
   Net change in unrealized appreciation/depreciation on investments......         (375,351)         344,280
                                                                             ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS ................         (276,929)         830,936
                                                                             ---------------  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  ..............................   $      543,053   $      873,278
                                                                             ===============  ===============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED SEPTEMBER 30, 1996 AND MARCH 31, 1996
===================================================================================================================
                                                         U.S. GOVERNMENT                 TREASURY TOTAL
                                                         SECURITIES FUND                   RETURN FUND

                                                   SIX MONTHS                      SIX MONTHS
                                                      ENDED                           ENDED
                                                    SEPT. 30,      YEAR ENDED       SEPT. 30,     YEAR ENDED
                                                      1996          MARCH 31,         1996         MARCH 31,
                                                   (UNAUDITED)        1996         (UNAUDITED)       1996
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income........................  $    673,977    $  1,542,510   $    284,825    $    998,195
   Net realized gains (losses) from security
     transactions...............................      (373,234)      1,132,774        (17,856)         19,746
   Net change in unrealized appreciation/
     depreciation on investments................        (9,879)       (506,128)       (56,084)       (305,916)
                                                  ------------   -------------   -------------   ------------
Net increase in net assets from operations......       290,864       2,169,156        210,885         712,025
                                                  ------------   -------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...................      (671,747)     (1,542,510)      (284,825)       (998,195)
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from distributions to
   shareholders.................................      (671,747)     (1,542,510)      (284,825)       (998,195)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold....................       367,255       3,262,088         44,661         541,010
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders...............................       542,125       1,232,943        238,861         863,694
   Payments for shares redeemed.................    (3,498,262)     (6,379,727)    (3,367,400)    (11,748,023)
                                                  ------------   -------------   -------------   ------------
Net decrease in net assets from capital
   share transactions...........................    (2,588,882)     (1,884,696)    (3,083,878)    (10,343,319)
                                                  ------------   -------------   -------------   ------------
TOTAL DECREASE IN NET ASSETS ...................    (2,969,765)     (1,258,050)    (3,157,818)    (10,629,489)

NET ASSETS:
   Beginning of period..........................    24,916,425      26,174,475     15,344,269      25,973,758
                                                  ------------   -------------   -------------   ------------
   End of period................................  $ 21,946,660    $ 24,916,425   $ 12,186,451    $ 15,344,269
                                                  ============   =============   =============   ============
ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME ...........................  $      2,230    $         --   $         --    $         --
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED SEPTEMBER 30, 1996 AND MARCH 31, 1996
===================================================================================================================
                                                            UTILITY                         EQUITY
                                                             FUND                            FUND

                                                   SIX MONTHS                      SIX MONTHS
                                                      ENDED                           ENDED
                                                    SEPT. 30,      YEAR ENDED       SEPT. 30,     YEAR ENDED
                                                      1996          MARCH 31,         1996         MARCH 31,
                                                   (UNAUDITED)        1996         (UNAUDITED)       1995
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income........................  $    819,982    $  1,706,915   $     42,342    $     68,491
   Net realized gains from security transactions        98,422         338,447        486,656         292,780
   Net change in unrealized appreciation/
     depreciation on investments................      (375,351)      6,353,364        344,280       1,472,570
                                                  ------------   -------------   -------------   ------------
Net increase in net assets from operations......       543,053       8,398,726        873,278       1,833,841
                                                  ------------   -------------   -------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A..........      (765,789)     (1,586,046)       (41,758)       (59,987)
   From net investment income, Class C..........       (54,083)       (120,869)          (432)        (8,477)
                                                  ------------   -------------   -------------   ------------
Decrease in net assets from distributions
   to shareholders..............................      (819,872)     (1,706,915)        (42,190)      (68,464)
                                                  ------------   -------------   -------------   ------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold....................     2,020,449       5,363,503      3,895,077       4,389,037
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders                                      673,169       1,407,457         39,981          57,517
   Payments for shares redeemed.................    (3,489,786)    (12,476,946)      (545,561)     (1,513,954)
                                                  ------------   -------------   -------------   ------------
Net increase (decrease) in net assets from
   Class A share transactions...................      (796,168)     (5,705,986)      3,389,497      2,932,600
                                                  ------------   -------------   -------------   ------------

CLASS C
   Proceeds from shares sold....................       731,226       1,386,159         403,652        485,970
   Net asset value of shares issued in
     reinvestment of distributions to shareholders      47,815         111,439             395          8,355
   Payments for shares redeemed.................      (858,149)     (1,984,950)       (194,615)      (549,348)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in net assets from

   Class C share transactions...................       (79,108)       (487,352)        209,432        (55,023)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) from capital share
transactions                                          (875,276)     (6,193,338)      3,598,929      2,877,577
                                                  ------------   -------------   -------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS  .......    (1,152,095)        498,473       4,430,017      4,642,954

NET ASSETS:

   Beginning of period..........................    44,110,247      43,611,774      10,938,123      6,295,169
                                                  ------------   -------------   -------------   ------------
   End of period................................  $ 42,958,152    $ 44,110,247    $ 15,368,140   $ 10,938,123
                                                  ============   =============   =============   ============


ACCUMULATED UNDISTRIBUTED NET
   INVESTMENT INCOME   .........................  $        110    $         --   $        179    $         27
                                                  ============   =============   =============   ============

See accompanying notes to financial statements.


U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS
                                                     ENDED
                                                    SEPT. 30,                YEAR ENDED MARCH 31,
                                                      1996
                                                   (UNAUDITED)  1996      1995      1994      1993      1992
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period...........   $  9.43   $   9.22  $   9.85  $ 10.47   $ 10.18  $  10.04
                                                   --------- --------- --------- --------- ----------- -------

Income from investment operations:
   Net investment income.........................      0.27       0.56      0.58     0.64      0.69      0.79
   Net realized and unrealized
     gains (losses) on investments...............     (0.15)      0.21     (0.59)   (0.59)     0.47      0.14
                                                   --------- --------- --------- --------- ----------- -------
Total from investment operations.................      0.12       0.77     (0.01)    0.05      1.16      0.93
                                                   --------- --------- --------- --------- ----------- -------

Less distributions:
   Dividends from net investment income..........     (0.27)     (0.56)    (0.58)   (0.64)     (0.69)   (0.79)
   Distributions from net realized gains.........        --         --     (0.04)   (0.03)     (0.18)      --
                                                   --------- --------- --------- --------- ---------- --------
Total distributions..............................     (0.27)     (0.56)    (0.62)   (0.67)     (0.87)   (0.79)
                                                   --------- --------- --------- --------- -------------------
Net asset value at end of period.................   $  9.28   $   9.43  $   9.22  $  9.85   $ 10.47  $  10.18
                                                   ========= ========= ========= ========= ========== ========
Total return(A) .................................     2.56%(C)    8.39%     0.06%    0.30%    11.71%     9.46%
                                                   ========= ========= ========= ========= ========== ========
Net assets at end of period (000's) .............   $21,947   $ 24,916  $ 26,174   $40,479   $31,633  $ 40,253
                                                   ========= ========= ========= ========= ========== ========
Ratio of expenses to average net assets(B) ......     1.20%(C)    1.20%     1.20%     1.20%    1.20%     1.19%

Ratio of net investment income to average
  net assets.....................................     5.76%(C)    5.82%     6.26%     6.14%    6.61%     7.73%

Portfolio turnover rate..........................      123%(C)     160%      205%      246%     188%       55%
-------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 1.29%(C) and 1.24% for the periods ended September 30, 1996 and March 31, 1996, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.


TREASURY TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS
                                                     ENDED
                                                    SEPT. 30,                YEAR ENDED MARCH 31,
                                                      1996
                                                   (UNAUDITED)  1996      1995      1994      1993      1992
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $  8.22   $   8.36  $   8.95  $  9.70   $  9.10  $   9.00
                                                   --------- --------- --------- --------- ---------- --------
Income from investment operations:
   Net investment income.........................      0.17       0.38      0.43     0.37      0.55      0.60
   Net realized and unrealized
     gains (losses) on investments...............     (0.04)     (0.14)    (0.59)   (0.39)     0.87      0.17
                                                   --------- --------- --------- --------- ----------- -------
Total from investment operations.................      0.13       0.24     (0.16)   (0.02)     1.42      0.77
                                                   --------- --------- --------- --------- ----------- -------

Less distributions:
   Dividends from net investment income(A) ......     (0.17)     (0.38)    (0.43)   (0.37)    (0.55)    (0.60)
   Distributions from net realized gains(A) .....                   --        --    (0.36)    (0.27)    (0.07)
                                                   --------- --------- --------- --------- ----------- -------
Total distributions..............................     (0.17)     (0.38)    (0.43)   (0.73)    (0.82)    (0.67)
                                                   --------- --------- --------- --------- ----------- -------

Net asset value at end of period.................   $  8.18   $   8.22  $   8.36  $  8.95   $  9.70  $   9.10
                                                   ========= ========= ========= ========= =========== =======

Total return(B) .................................     3.22%(D)    2.95%    (1.75%)  (0.54%)   16.21%     8.98%
                                                   ========= ========= ========= ========= =========== =======

Net assets at end of period (000's)..............    $12,186  $ 15,344  $ 25,974   $32,190   $43,427  $ 49,071
                                                   ========= ========= ========= ========= ========== ========

Ratio of expenses to average net assets(C) ......     1.25%(D)    1.25%     1.25%    1.25%     1.25%     1.25%

Ratio of net investment income to average
  net assets.....................................     4.19%(D)    4.66%     5.06%    3.84%     5.82%     6.58%

Portfolio turnover rate..........................        0%          0%       63%     526%      161%      130%
-------------------------------------------------------------------------------------------------------------------

(A) For the year ended March 31, 1992, the per share data was calculated using average shares outstanding throughout the year, whereas for the years ended March 31, 1993 and thereafter, the per share data was calculated based upon actual distributions. Actual distributions per share based upon the actual number of shares outstanding on the ex-dividend date of distribution amounted to $0.61 from net investment income and $0.08 from net realized gains for the year ended March 31, 1992.
(B) The total returns shown do not include the effect of applicable sales loads.
(C Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 1.68%(D), 1.42% and 1.37% for the periods ended September 30, 1996, March 31, 1996 and March 31, 1995, respectively (Note
    4).
(D) Annualized.

See accompanying notes to financial statements.


UTILITY FUND - CLASS A
FINANCIAL HIGHLIGHTS

===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                  SIX MONTHS
                                                    ENDED
                                                   SEPT. 30,                 YEAR ENDED MARCH 31,
                                                     1996
                                                   (UNAUDITED)  1996      1995      1994      1993      1992
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........   $ 12.24   $  10.47  $  10.52  $ 11.34   $ 10.58  $  10.01
                                                   --------- --------- --------- --------- --------- ---------

Income from investment operations:
   Net investment income.........................      0.24       0.47      0.43     0.37      0.48      0.51
   Net realized and unrealized
     gains (losses) on investments...............     (0.07)      1.77     (0.05)   (0.59)     1.62      0.75
                                                   --------- --------- --------- --------- ----------- -------
Total from investment operations.................      0.17       2.24      0.38    (0.22)     2.10      1.26
                                                   --------- --------- --------- --------- ----------- -------

Less distributions:
   Dividends from net investment income(A) ......     (0.24)     (0.47)    (0.43)   (0.37)    (0.48)    (0.51)
   Distributions from net realized gains(A) .....        --         --        --    (0.23)    (0.86)    (0.18)
                                                   --------- --------- --------- --------- ----------- -------
Total distributions..............................     (0.24)     (0.47)    (0.43)   (0.60)    (1.34)    (0.69)
                                                   --------- --------- --------- --------- ----------- -------

Net asset value at end of period.................   $ 12.17   $  12.24  $  10.47  $ 10.52   $ 11.34  $  10.58
                                                   =========  ========= ========= ========= =========== =======

Total return(B) .................................    2.68%(C)    21.65%     3.68%   (2.11%)   20.64%    11.84%
                                                   =========  ========= ========= ========= ========== ========


Net assets at end of period (000's)..............   $39,376   $ 40,424  $ 40,012  $40,373   $42,051  $ 29,398
                                                   =========  ========= ========= ========= ========== ========

Ratio of expenses to average net assets..........    1.25%(C)    1.25%     1.25%    1.25%      1.40%    1.63%

Ratio of net investment income to average
  net assets                                         3.85%(C)    3.97%     4.06%    3.32%      4.41%    4.83%

Portfolio turnover rate..........................       3%(C)      11%       17%      91%       137%      33%

Average commission rate per share................    $0.1200   $     --  $     --  $    --   $    --  $     --
-------------------------------------------------------------------------------------------------------------------

(A) For the year ended March 31, 1992, the per share data was calculated using average shares outstanding throughout the year, whereas for the years ended March 31, 1993 and thereafter, the per share data was calculated based upon actual distributions. Actual distributions per share based upon the actual number of shares outstanding on the ex-dividend date of distribution amounted to $0.48 from net investment income and $0.13 from net realized gains for the year ended March 31, 1992.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Annualized.

See accompanying notes to financial statements.


UTILITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS                                    FROM DATE OF
                                                      ENDED                                     PUBLIC OFFERING
                                                    SEPT. 30,         YEAR            YEAR      (AUG. 2, 1993)
                                                      1996            ENDED           ENDED         THROUGH
                                                   (UNAUDITED)   MARCH 31, 1996  MARCH 31, 1995  MARCH 31, 1994
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period..........  $      12.23    $      10.46   $      10.51    $      11.55
                                                  ------------   -------------   -------------   ------------
Income from investment operations:

   Net investment income........................          0.19            0.37           0.35            0.23
   Net realized and unrealized gains (losses)
     on investments                                      (0.08)           1.78          (0.04)          (0.81)
                                                  ------------   -------------   -------------   ------------
Total from investment operations................          0.11            2.15           0.31           (0.58)
                                                  ------------   -------------   -------------   ------------

Less distributions:
   Dividends from net investment income.........         (0.19)          (0.38)         (0.36)         (0.23)
   Distributions from net realized gains........            --              --             --          (0.23)
                                                  ------------   -------------   -------------   ------------
Total distributions.............................         (0.19)          (0.38)         (0.36)         (0.46)
                                                  ------------   -------------   -------------   ------------

Net asset value at end of period................  $      12.15    $      12.23   $      10.46    $      10.51
                                                  ============   =============   =============   ============

Total return(A) ................................         1.78%(B)       20.78%          3.00%           (7.89%)(B)
                                                  ============   =============   =============   ============

Net assets at end of period (000's).............  $      3,583    $      3,686   $      3,599    $      1,742
                                                  ============   =============   =============   ============

Ratio of expenses to average net assets ........         2.00%(B)        2.00%          2.00%            2.00%(B)

Ratio of net investment income to average
  net assets                                             3.10%(B)        3.19%          3.41%            2.19%(B)

Portfolio turnover rate.........................            3%(B)          11%            17%              91%(B)

Average commission rate per share...............   $     0.1200    $       --     $       --          $       --
-------------------------------------------------------------------------------------------------------------------

(A)      The total returns shown do not include the effect of applicable sales loads.
(B)      Annualized.

See accompanying notes to financial statements.


EQUITY FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS                                    FROM DATE OF
                                                      ENDED                                     PUBLIC OFFERING
                                                    SEPT. 30,         YEAR            YEAR      (AUG. 2, 1993)
                                                      1996            ENDED           ENDED         THROUGH
                                                   (UNAUDITED)   MARCH 31, 1996  MARCH 31, 1995  MARCH 31, 1994
-------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period..........  $      12.45    $       9.84   $       9.26    $      10.02
                                                  ------------   -------------   -------------   ------------

Income from investment operations:
   Net investment income........................          0.05            0.13           0.15            0.08
   Net realized and unrealized gains (losses)
     on investments                                       0.83            2.60           0.59           (0.34)
                                                  ------------   -------------   -------------   ------------
Total from investment operations................          0.88            2.73           0.74           (0.26)
                                                  ------------   -------------   -------------   ------------

Less distributions:
   Dividends from net investment income.........         (0.05)          (0.12)         (0.16)          (0.08)
   Distributions from net realized gains........            --              --             --           (0.42)
                                                  ------------   -------------   -------------   ------------
Total distributions.............................         (0.05)          (0.12)         (0.16)          (0.50)
                                                  ------------   -------------   -------------   ------------

Net asset value at end of period................  $      13.28    $      12.45   $       9.84    $       9.26
                                                  ============   =============   =============   ============


Total return(A) ...............................        14.07%(C)        27.90%          8.07%          (3.98%)(C)
                                                  ============   =============   =============   ============

Net assets at end of period (000's).............  $     12,558    $      8,502   $      4,300    $      3,346
                                                  ============   =============   =============   ============

Ratio of expenses to average net assets(B)  ....        1.25%(C)          1.25%          1.25%           1.24%(C)

Ratio of net investment income to average
  net assets                                            0.80%(C)          1.06%          1.57%           0.82%(C)

Portfolio turnover rate.........................          17%(C)            38%           159%            109%(C)

Average commission rate per share...............  $     0.1200    $         --   $         --    $         --
-------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.55%(C), 2.02%, 1.94% and 2.04%(C) for the periods ended September 30, 1996 and March 31, 1996, 1995 and 1994, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.


EQUITY FUND - CLASS C
FINANCIAL HIGHLIGHTS
===================================================================================================================
                                                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===================================================================================================================
                                                   SIX MONTHS                                    FROM DATE OF
                                                      ENDED                                     PUBLIC OFFERING
                                                    SEPT. 30,         YEAR            YEAR      (JUNE 7, 1993)
                                                      1996            ENDED           ENDED         THROUGH
                                                   (UNAUDITED)   MARCH 31, 1996  MARCH 31, 1995  MARCH 31, 1994
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........  $      12.46    $       9.86   $       9.26    $      10.00
                                                  ------------   -------------   -------------   ------------

Income from investment operations:

   Net investment income........................            --            0.05           0.10            0.03
   Net realized and unrealized gains (losses)
     on investments                                       0.83            2.60           0.57           (0.32)
                                                  ------------   -------------   -------------   ------------
Total from investment operations................          0.83            2.65           0.67           (0.29)
                                                  ------------   -------------   -------------   ------------

Less distributions:
   Dividends from net investment income.........            --           (0.05)         (0.07)          (0.03)
   Distributions from net realized gains........            --             --             --            (0.42)
                                                  ------------   -------------   -------------   ------------
Total distributions.............................            --           (0.05)         (0.07)          (0.45)
                                                  ------------   -------------   -------------   ------------


Net asset value at end of period................  $      13.29    $      12.46   $       9.86    $       9.26
                                                  ============   =============   =============   ============


Total return(A) ................................        13.32%(C)       26.90%           7.32%          (3.58%)(C)
                                                  ============   =============   =============   ============

Net assets at end of period (000's).............  $      2,811    $      2,436   $      1,995    $      5,857
                                                  ============   =============   =============   ============

Ratio of expenses to average net assets(B)  ....         2.00%(C)        2.00%          2.00%            1.94%(C)

Ratio of net investment income to average
  net assets                                             0.06%(C)        0.38%          0.68%            0.58%(C)

Portfolio turnover rate.........................           17%(C)          38%           159%            109%(C)

Average commission rate per share...............  $     0.1200    $         --   $         --    $         --
-------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.24%(C), 2.70%, 2.50% and 2.33%(C) for the periods ended September 30, 1996 and March 31, 1996, 1995 and 1994, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
==============================================================================
1.   ORGANIZATION
The U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund (collectively, the Funds) are each a diversified series of shares of Midwest Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The U.S. Government Securities Fund seeks high current income, consistent with the protection of capital, by investing primarily in obligations issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities (U.S. Government obligations). It is anticipated that the Fund will invest primarily in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association.

The Treasury Total Return Fund seeks the highest level of total return over the long term, consistent with the protection of capital, by investing primarily in direct obligations of the United States Treasury. High current income is a secondary objective. The maturities of the U.S. Treasury obligations in which the Fund invests will be allocated based upon interest rate trends projected by the Adviser.

The Utility Fund seeks a high level of current income by investing primarily in securities of public utilities. Capital appreciation is a secondary objective.

The Equity Fund seeks long-term capital appreciation by investing primarily in common stocks which are believed by the Adviser to offer growth potential.

The Utility Fund and the Equity Fund each offer two classes of shares: Class A shares (sold subject to a maximum 4% front-end sales load and a distribution fee of up to .25% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents an identical interest in the investment portfolio of such Fund and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). U.S. Government obligations and mortgage-backed securities are generally valued at their most recent bid price as obtained from one or more of the major market makers for such securities or are valued based on estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at the last sales price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement. Each Fund enters into repurchase agreements only with institutions deemed to be creditworthy by the Adviser, including banks having assets in excess of $10 billion and primary U.S. Government securities dealers.

Share valuation -- The net asset value per share of the U.S. Government Securities Fund and the Treasury Total Return Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the U.S. Government Securities Fund is equal to net asset value per share plus a sales load equal to 2.04% of net asset value (or 2% of the offering price). The maximum offering price per share of the Treasury Total Return Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The redemption price per share of each Fund is equal to the net asset value per share.

The net asset value per share of Class A shares and Class C shares of the Utility Fund and the Equity Fund is calculated daily for each class by dividing the total value of the Fund's assets attributable to that class, less liabilities attibutable to that class, by the number of shares of that class outstanding. The maximum offering price of Class A shares of each Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to net asset value per share.

The redemption price per share of Class A shares and Class C shares of the Utility Fund and the Equity Fund is equal to the net asset value per share. However, Class C shares of each Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the U.S. Government Securities Fund and the Treasury Total Return Fund. Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Utility Fund and the Equity Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Utility Fund and the Equity Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Securities traded on a to-be-announced basis -- The U.S. Government Securities Fund frequently trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1996:


-------------------------------------------------------------------------------------------------------------------
                                                   U.S. GOVT.    TREASURY TOTAL
                                                   SECURITIES        RETURN          UTILITY        EQUITY
                                                      FUND            FUND            FUND           FUND
-------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...................  $     57,543    $      1,444   $  6,129,809    $ 2,450,696
Gross unrealized depreciation..........               (167,306)       (346,701)      (387,513)      (372,244)
                                                  ------------   -------------   -------------   ------------

Net unrealized appreciation (depreciation)......   $  (109,763)    $  (345,257)   $  5,742,296   $  2,078,452
                                                  ============   =============   =============   ============

Federal income tax cost.........................  $ 21,283,566    $ 12,456,871    $ 33,539,105   $ 10,829,536
                                                  ============   =============   =============   ============
-------------------------------------------------------------------------------------------------------------------


As of March 31, 1996, the U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund had capital loss carryforwards for federal income tax purposes of $4,077,191, $2,071,201, $30,527 and $265,871, respectively, none of which expire prior to March 31, 2002. These capital loss carryforwards may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS
Investment transactions (excluding short-term investments) were as follows for the six months ended September 30, 1996:


-------------------------------------------------------------------------------------------------------------------
                                                   U.S. GOVT.   TREASURY TOTAL
                                                   SECURITIES       RETURN          UTILITY         EQUITY
                                                      FUND           FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------

Purchases of investment securities.............   $ 13,622,084    $         --   $    590,550    $  3,833,592
                                                  ============   =============   =============   ============
Proceeds from sales and maturities of
  investment securities........................   $ 16,525,667    $  1,000,625   $    545,322    $    913,097
                                                  ============   =============   =============   ============
-------------------------------------------------------------------------------------------------------------------


4.   TRANSACTIONS WITH AFFILIATES
The President of the Trust is the controlling shareholder of Leshner Financial, Inc., whose subsidiaries include Midwest Group Financial Services, Inc. (the Adviser), the Trust's principal underwriter and investment adviser, and MGF Service Corp. (MGF), the shareholder servicing and transfer agent and accounting and pricing agent for the Trust.

MANAGEMENT AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of separate Management Agreements. Under the terms of the Management Agreements, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets up to $200,000,000, 0.7% of such net assets from $200,000,000 to $500,000,000 and 0.5% of such net assets in excess of $500,000,000.

In order to reduce the operating expenses of the U.S. Government Securities Fund and the Treasury Total Return Fund for the six months ended September 30, 1996, the Adviser voluntarily waived advisory fees of $10,500 and $29,500, respectively. In order to reduce the operating expenses of the Equity Fund, the Adviser voluntarily waived advisory fees of $17,000 and reimbursed the Fund for $2,144 of Class A expenses for the same period.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and MGF, MGF maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, MGF receives a monthly fee at an annual rate of $21.00 per shareholder account from each of the U.S. Government Securities Fund and the Treasury Total Return Fund and $17.00 per shareholder account from each of the Utility Fund and Equity Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and MGF, MGF calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, MGF receives a monthly fee, based on current asset levels, of $3,250 from the U.S. Government Securities Fund, $2,750 from the Treasury Total Return Fund, and $3,500 from each of the Utility Fund and the Equity Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by MGF in obtaining valuations of such Fund's portfollio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $340, $315, $4,517, and $1,215 from underwriting and broker commissions on the sale of shares of the U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund, respectively, for the six months ended September 30, 1996. In addition, the Adviser collected $696 and $29 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund and the Equity Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

5.  CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods ended September 30, 1996 and March 31, 1996:


-------------------------------------------------------------------------------------------------------------------
                                                          U.S. GOVERNMENT               TREASURY TOTAL
                                                          SECURITIES FUND                 RETURN FUND

                                                   SIX MONTHS                      SIX MONTHS
                                                     ENDED           YEAR            ENDED           YEAR
                                                    SEPT. 30,        ENDED,         SEPT. 30,        ENDED
                                                      1996          MARCH 31,         1996         MARCH 31,
                                                   (UNAUDITED)        1996         (UNAUDITED)       1996
-------------------------------------------------------------------------------------------------------------------

Shares sold.....................................        39,638         343,417          5,477          64,654
Shares issued in reinvestment of distributions
   to shareholders..............................        58,607         129,033         29,319         103,352
Shares redeemed.................................     (376,133)        (667,998)      (412,350)     (1,406,629)
                                                  ------------   -------------   -------------   ------------
Net decrease in shares outstanding..............     (277,888)        (195,548)      (377,554)     (1,238,623)
Shares outstanding, beginning of period.........     2,642,220       2,837,768      1,866,811       3,105,434
                                                  ------------   -------------   -------------   ------------
Shares outstanding, end of period...............     2,364,332       2,642,220      1,489,257       1,866,811
                                                  ============   =============   =============   ============
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                              UTILITY                       EQUITY
                                                               FUND                          FUND

                                                   SIX MONTHS                      SIX MONTHS
                                                      YEAR            YEAR           ENDED           YEAR
                                                    SEPT. 30,         ENDED         SEPT. 30,        ENDED
                                                      1996          MARCH 31,         1996         MARCH 31,
                                                   (UNAUDITED)        1996         (UNAUDITED)       1996
-------------------------------------------------------------------------------------------------------------------

CLASS A

Shares sold.....................................       164,208         454,436        302,649         376,432
Shares issued in reinvestment of distributions
   to shareholders..............................        54,186         120,422          3,044           5,108
Shares redeemed.................................      (285,268)     (1,093,005)       (43,294)       (135,368)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding...       (66,874)       (518,147)       262,399         246,172
Shares outstanding, beginning of period.........     3,302,863       3,821,010        682,935         436,763
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of period...............     3,235,989       3,302,863        945,334         682,935
                                                  ============   =============   =============   ============

CLASS C
Shares sold.....................................        59,622         120,511         31,255          42,510
Shares issued in reinvestment of distributions
   to shareholders..............................         3,857           9,544             30             775
Shares redeemed.................................       (70,173)       (172,643)       (15,352)        (50,111)
                                                  ------------   -------------   -------------   ------------

Net increase (decrease) in shares outstanding...        (6,694)        (42,588)        15,933          (6,826)
Shares outstanding, beginning of period.........       301,479         344,067        195,573         202,399
                                                  ------------   -------------   -------------   ------------

Shares outstanding, end of period...............       294,785         301,479        211,506         195,573
                                                  ============   =============   =============   ============
-------------------------------------------------------------------------------------------------------------------


U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
       PAR                                                                                          MARKET
      VALUE       U.S. GOVERNMENT AGENCY ISSUES-- 96.5%                                              VALUE
-------------------------------------------------------------------------------------------------------------------

$    2,000,000    Federal Home Loan Bank, 7.25%, 3/24/00.......................................  $  2,004,770
       400,000    Federal Home Loan Mortgage Corp., 6.56%, 3/12/03.............................       389,200
     1,000,000    Federal Home Loan Mortgage Corp., 7.65%, 5/10/05.............................     1,008,546
     2,000,000    Federal Home Loan Mortgage Corp., 7.05%, 6/08/05.............................     1,972,962
     1,675,339    Federal Home Loan Mortgage Corp., Pool #E00228, 6.50%, 7/01/08...............     1,637,678
     2,020,000    Federal Home Loan Mortgage Corp., Pool #G30054, 7.50%, 9/01/16...............     2,014,667
     1,994,893    Federal National Mortgage Assoc. Pool #250689, 7.50%, 9/01/03................     2,015,460
     1,064,942    Federal National Mortgage Assoc. Pool #50811, 7.50%, 12/01/12................     1,064,665
     1,667,108    Federal National Mortgage Assoc. Pool #190666, 7.00%, 3/01/14................     1,635,965
     2,693,609    Federal National Mortgage Assoc. Pool #220114, 7.00%, 6/01/23................     2,613,178
     2,905,310    Federal National Mortgage Assoc. Pool #317691, 7.00%, 8/01/25................     2,804,001
     1,985,548    Government National Mortgage Assoc. Pool #319358, 8.00%, 4/15/22.............     2,012,711
--------------                                                                                   -------------
$   21,406,749    TOTAL U.S. GOVERNMENT AGENCY ISSUES
==============
                      (Amortized Cost $21,283,566).............................................  $ 21,173,803
                                                                                                 -------------
===================================================================================================================
      FACE                                                                                          MARKET
     AMOUNT       REPURCHASE AGREEMENTS(1)-- 3.4%                                                    VALUE
-------------------------------------------------------------------------------------------------------------------
$      739,000    Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/01/96,
--------------
                      repurchase proceeds $739,092.............................................  $    739,000
                                                                                                 -------------
$      739,000    TOTAL REPURCHASE AGREEMENTS .................................................  $    739,000
==============                                                                                   -------------
                  TOTAL U.S. GOVERNMENT AGENCY ISSUES
                      AND REPURCHASE AGREEMENTS-- 99.9% .......................................  $ 21,912,803
                                                                                                 -------------

                  OTHER ASSETS AND LIABILITIES, NET-- 0.1% ....................................        33,857
                                                                                                 -------------

                  NET ASSETS-- 100.0% .........................................................  $ 21,946,660
                                                                                                 =============

(1) Repurchase agreements are fully collateralized by U.S.
    Government obligations.

See accompanying notes to financial statements.


TREASURY TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
       PAR                                                                                           MARKET
      VALUE       U.S. TREASURY OBLIGATIONS -- 99.4%                                                  VALUE
-------------------------------------------------------------------------------------------------------------------

$    4,000,000    U.S. Treasury Bills, 11/29/96................................................  $  3,967,552
     8,500,000    U.S. Treasury Notes, 5.25%, 1/31/01..........................................     8,144,062
--------------                                                                                   -------------
$   12,500,000    TOTAL U.S. TREASURY OBLIGATIONS
==============
                      (Amortized Cost $12,456,871).............................................  $ 12,111,614
                                                                                                 -------------
===================================================================================================================
      FACE                                                                                          MARKET
     AMOUNT       REPURCHASE AGREEMENTS(1)-- 1.0%                                                    VALUE
-------------------------------------------------------------------------------------------------------------------

$      121,000    Nesbitt Burns Securities, Inc., 4.50%, dated 9/30/96, due 10/01/96,
--------------
                      repurchase proceeds $121,015.............................................  $    121,000
                                                                                                 -------------
$      121,000    TOTAL REPURCHASE AGREEMENTS .................................................  $    121,000
==============                                                                                   -------------
                  TOTAL U.S. TREASURY OBLIGATIONS AND REPURCHASE AGREEMENTS -- 100.4% .........  $ 12,232,614
                                                                                                 -------------

                  OTHER ASSETS AND LIABILITIES, NET-- (0.4)% ..................................       (46,163)
                                                                                                 -------------

                  NET ASSETS-- 100.0% .........................................................  $ 12,186,451
                                                                                                 =============

(1) Repurchase agreements are fully collateralized by U.S. Treasury obligations.

See accompanying notes to financial statements.


UTILITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                                     MARKET
COMMON STOCK -- 86.4%                                                                SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 50.3%
Baltimore Gas & Electric Co...................................................         50,050    $  1,307,556
CMS Energy Corp...............................................................         60,000       1,807,500
Central Louisiana Electric....................................................         30,000         783,750
CINergy Corp..................................................................         50,000       1,543,750
DPL, Inc......................................................................         50,000       1,168,750
Dominion Resources, Inc.......................................................         45,000       1,698,750
Duke Power Co.................................................................         50,000       2,331,250
FPL Group, Inc................................................................         50,000       2,162,500
Florida Progress Corp.........................................................         65,000       2,210,000
Kansas City Power & Light Co..................................................         70,000       1,872,500
Montana Power Co..............................................................         35,000         748,125
Northern States Power Co......................................................         46,000       2,144,750
Scana Corp....................................................................         70,000       1,837,500
                                                                                                 -------------
                                                                                                 $ 21,616,681
                                                                                                 -------------

TELECOMMUNICATIONS -- 20.2%
Ameritech Corp................................................................         35,000    $  1,841,875
AT&T Corp.....................................................................         30,000       1,567,500
Bell Atlantic Corp............................................................         25,000       1,496,875
BellSouth Corp................................................................         50,000       1,850,000
GTE Corp......................................................................         50,000       1,925,000
                                                                                                 -------------
                                                                                                 $  8,681,250
                                                                                                 -------------

GAS COMPANIES -- 12.4%
Indiana Energy, Inc...........................................................         15,000    $    365,625
MCN Corp......................................................................        100,000       2,687,500
Nicor, Inc....................................................................         20,000         675,000
Oneok, Inc....................................................................         25,000         687,500
Wicor, Inc....................................................................         25,000         909,375
                                                                                                 -------------
                                                                                                 $  5,325,000
                                                                                                 -------------

WATER COMPANIES -- 3.5%
American Water Works, Inc.....................................................         70,000    $  1,513,750
                                                                                                 -------------

TOTAL COMMON STOCK (Cost $31,447,298).........................................                   $ 37,136,681
                                                                                                 -------------
===================================================================================================================
                                                                                      PAR            MARKET
CORPORATE BONDS -- 5.0%                                                               VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------

Dayton Power & Light Co., 8.40%, 12/01/22.....................................   $  1,000,000    $  1,044,076
New York Telephone Co., 9.375%, 7/15/31.......................................      1,000,000       1,100,644
                                                                                --------------   -------------
TOTAL CORPORATE BONDS (Amortized Cost $2,091,807).............................   $  2,000,000    $  2,144,720
                                                                                ==============   -------------
TOTAL INVESTMENTS AT VALUE-- 91.4% (Amortized Cost $33,539,105)...............                   $ 39,281,401
                                                                                                 -------------


UTILITY FUND (CONTINUED)
===================================================================================================================
                                                                                     FACE            MARKET
REPURCHASE AGREEMENTS(1) -- 8.5%                                                      VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc., 5.25%, dated 9/30/96, due 10/01/96,
     repurchase proceeds $3,639,531...........................................   $  3,639,000    $  3,639,000
                                                                                --------------   -------------
TOTAL REPURCHASE AGREEMENTS ..................................................   $  3,639,000    $  3,639,000
                                                                                ==============   -------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS AT VALUE-- 99.9% .................                   $ 42,920,401

OTHER ASSETS AND LIABILITIES, NET-- 0.1% .....................................                         37,751
                                                                                                 -------------

NET ASSETS-- 100.0% ..........................................................                   $ 42,958,152
                                                                                                 =============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.


EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)
===================================================================================================================
                                                                                                     MARKET
COMMON STOCK -- 84.0%                                                                SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL -- 24.4%
Albertson's, Inc..............................................................          7,400    $    311,725
Bristol-Myers Squibb Co.......................................................          3,000         289,125
Columbia/HCA Healthcare Corp..................................................          8,000         455,000
Mylan Laboratories............................................................         16,000         274,000
Olsten Corp...................................................................         17,000         422,875
PepsiCo, Inc..................................................................         14,700         415,275
Procter & Gamble Co...........................................................          4,000         390,000
Schering-Plough Corp..........................................................          6,000         369,000
Unilever NV...................................................................          2,000         315,250
United Healthcare Corp........................................................         12,000         499,500
                                                                                                 -------------
                                                                                                 $  3,741,750
                                                                                                 -------------

TECHNOLOGY -- 17.3%
AT&T Corp.....................................................................          6,000    $    313,500
Compaq Computer Corp.(1) .....................................................          7,000         448,875
DSC Communications Corp.(1) ..................................................         14,000         350,000
Electronic Data Systems Corp..................................................          4,000         245,500
Hewlett-Packard Co............................................................          6,000         292,500
Intel Corp....................................................................          5,000         477,188
Loral Space & Communications(1) ..............................................         11,000         173,250
Motorola, Inc.................................................................          7,000         361,375
                                                                                                 -------------
                                                                                                 $  2,662,188
                                                                                                 -------------

CONSUMER, CYCLICAL -- 11.4%
The Walt Disney Co............................................................          7,500    $    475,313
Ford Motor Co.................................................................          8,000         250,000
Gap, Inc......................................................................         12,000         346,500
Lowe's Companies, Inc.........................................................          9,000         367,875
McDonald's Corp...............................................................          6,500         307,937
                                                                                                 -------------
                                                                                                 $  1,747,625
                                                                                                 -------------

INDUSTRIAL -- 10.9%
Deere & Co....................................................................          7,500    $    315,000
Diebold, Inc..................................................................          7,000         408,625
Emerson Electric Co...........................................................          2,400         216,300
Millipore Corp................................................................          9,500         375,250
Nucor Corp....................................................................          7,000         355,250
                                                                                                 -------------
                                                                                                 $  1,670,425
                                                                                                 -------------

EQUITY FUND (CONTINUED)
===================================================================================================================
                                                                                                     MARKET
COMMON STOCK -- 84.0%                                                                SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 9.9%
AFLAC, Inc....................................................................         12,000    $    426,000
American General Corp.........................................................          8,600         324,650
American International Group..................................................          3,000         302,250
Bank of New York Co., Inc.....................................................         16,000         470,000
                                                                                                 -------------
                                                                                                 $  1,522,900
                                                                                                 -------------

BASIC MATERIALS -- 5.5%
IMC Global, Inc...............................................................         10,000    $    391,250
Morton International, Inc.....................................................         11,500         457,125
                                                                                                 -------------
                                                                                                 $    848,375
                                                                                                 -------------

ENERGY -- 2.5%
Enron Corp....................................................................          9,500    $    387,125
                                                                                                 -------------

CONGLOMERATES -- 2.1%
General Electric Co...........................................................          3,600    $    327,600
                                                                                                 -------------

TOTAL COMMON STOCK (Cost $10,829,536).........................................                   $ 12,907,988
                                                                                                 -------------
===================================================================================================================
                                                                                      FACE            MARKET
REPURCHASE AGREEMENTS(2) -- 16.0%                                                     VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc., 5.25%, dated 9/30/96, due 10/01/96,
     repurchase proceeds $2,460,359...........................................   $  2,460,000    $  2,460,000
                                                                                --------------   -------------
TOTAL REPURCHASE AGREEMENTS ..................................................   $  2,460,000    $  2,460,000
                                                                                ==============   -------------
TOTAL COMMON STOCK AND REPURCHASE AGREEMENTS AT VALUE-- 100.0% ...............                   $ 15,367,988

OTHER ASSETS AND LIABILITIES, NET-- 0.0% .....................................                            152
                                                                                                 -------------

NET ASSETS-- 100.0% ..........................................................                   $ 15,368,140
                                                                                                 =============

(1) Non-income producing security.
(2) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.
